ORGANIZATION AND CAPITAL MANAGEMENT	6 Months Ended
Jun. 30, 2025
Management Commentary Explanatory [Abstract]
ORGANIZATION AND CAPITAL MANAGEMENT	ORGANIZATION AND CAPITAL MANAGEMENT
Brookfield Corporation (the “Corporation”) is a leading global investment firm focused on building long-term wealth for institutions and individuals around the world. References in these financial statements to “Brookfield,” “us,” “we,” “our” or “the company” refer to the Corporation and its direct and indirect subsidiaries and consolidated entities. The Corporation is listed on the New York and Toronto stock exchanges (“NYSE” and “TSX”, respectively) under the symbol BN. The Corporation was formed by articles of amalgamation under the Business Corporations Act (Ontario) and is registered in Ontario, Canada. The registered office of the Corporation is Brookfield Place, 181 Bay Street, Suite 100, Toronto, Ontario, M5J 2T3.
Capital Management
The company utilizes the Corporation’s capital to manage the business in a number of ways, including operating performance, value creation, credit metrics and capital efficiency. The performance of the Corporation’s capital is closely tracked and monitored by the company’s key management personnel and evaluated relative to management’s objectives. The primary goal of the company is to earn a 15%+ return compounded over the long term while always maintaining excess capital to support ongoing operations.
The Corporation’s capital consists of the capital invested in its Asset Management business, including investments in entities that it manages, its Wealth Solutions business, its corporate investments that are held outside of managed entities, and its net working capital. The Corporation’s capital is funded with common equity, preferred equity and corporate borrowings issued by the Corporation.
As at June 30, 2025, the Corporation’s capital totaled $61.8 billion (December 31, 2024 – $60.4 billion), and is computed as follows:

AS AT JUN. 30, 2025 AND DEC. 31, 2024 (MILLIONS)	2025	2024
Cash and cash equivalents	$113	$820
Other financial assets	1,738	1,234
Common equity in investments	58,442	56,147
Other assets and liabilities of the Corporation	1,506	2,238
Corporation’s Capital	$61,799	$60,439
Corporation’s Capital is comprised of the following:
Common equity	$42,493	$41,874
Preferred equity	4,103	4,103
Non-controlling interest	230	230
Corporate borrowings	14,973	14,232
	$61,799	$60,439
The Corporation generates returns on its capital through management fees and performance revenues earned through its Asset Management business, distributable earnings from its Wealth Solutions business, distributions or dividends earned from its capital invested in managed entities, and through performance of the Corporation’s financial assets. Prudent levels of corporate borrowings and preferred equity are utilized to enhance returns to shareholders.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at June 30, 2025 is as follows:

AS AT JUN. 30, 2025 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$113	$13,590	$—	$13,703
Other financial assets	1,738	28,230	—	29,968
Accounts receivable and other[1]	3,234	30,426	(1,731)	31,929
Inventory	—	9,259	—	9,259
Assets classified as held for sale	—	19,716	—	19,716
Equity accounted investments	2,278	69,901	—	72,179
Investment properties	18	90,892	—	90,910
Property, plant and equipment	107	155,533	—	155,640
Intangible assets	84	39,862	—	39,946
Goodwill	—	38,664	—	38,664
Deferred income tax assets	406	3,748	—	4,154
Accounts payable and other[1]	(4,422)	(53,818)	1,731	(56,509)
Liabilities associated with assets classified as held for sale	—	(9,423)	—	(9,423)
Deferred income tax liabilities	(199)	(24,263)	—	(24,462)
Subsidiary equity obligations	—	(3,395)	—	(3,395)
Total	3,357	408,922	—	412,279
Common equity in investments[2]	58,442	—	(58,442)	—
Corporation’s Capital	61,799	408,922	(58,442)	412,279
Less:
Corporate borrowings	14,973	—	—	14,973
Non-recourse borrowings of managed entities	—	235,661	—	235,661
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	114,819	—	115,049
Common equity	$42,493	$58,442	$(58,442)	$42,493
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $1.7 billion and $1.7 billion, respectively, between entities within the Corporation and its investments.
2.Represents the carrying value of the Corporation’s investments.

Common equity in investments is a measure routinely evaluated by our company’s key management personnel and represents the net equity in our consolidated financial statements outside of our Corporate Activities. This measure is equal to the sum of the common equity in our Asset Management, Wealth Solutions, Renewable Power and Transition, Infrastructure, Private Equity, and Real Estate operating segments.
On February 4, 2025, the Corporation exchanged its Brookfield Asset Management ULC ("BAM ULC") shares for newly-issued Brookfield Asset Management Ltd. ("BAM") Class A shares, on a one-for-one basis. Following the transaction, the Corporation owns 73% of BAM, which is presented on a consolidated basis and in turn owns 100% of BAM ULC. As at June 30, 2025, we have a combined 73% ownership interest in BAM, which is held 69% directly and 4% through BWS.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2024 is as follows:

AS AT DEC. 31, 2024 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$820	$14,231	$—	$15,051
Other financial assets	1,234	24,653	—	25,887
Accounts receivable and other[1]	3,092	28,281	(1,155)	30,218
Inventory	—	8,458	—	8,458
Assets classified as held for sale	—	10,291	—	10,291
Equity accounted investments	2,488	65,822	—	68,310
Investment properties	16	103,649	—	103,665
Property, plant and equipment	113	152,906	—	153,019
Intangible assets	85	35,987	—	36,072
Goodwill	—	35,730	—	35,730
Deferred income tax assets	342	3,381	—	3,723
Accounts payable and other[1]	(3,368)	(53,289)	1,155	(55,502)
Liabilities associated with assets classified as held for sale	—	(4,721)	—	(4,721)
Deferred income tax liabilities	(530)	(24,737)	—	(25,267)
Subsidiary equity obligations	—	(4,759)	—	(4,759)
Total	4,292	395,883	—	400,175
Common equity in investments[2]	56,147	—	(56,147)	—
Corporation’s Capital	60,439	395,883	(56,147)	400,175
Less:
Corporate borrowings	14,232	—	—	14,232
Non-recourse borrowings of managed entities	—	220,560	—	220,560
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	119,176	—	119,406
Common equity	$41,874	$56,147	$(56,147)	$41,874
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $1.2 billion and $1.2 billion, respectively, between entities within the Corporation and its investments.
2.Represents the carrying value of the Corporation’s investments.